FAIR VALUE MEASUREMENTS - Fair Value Assumptions (Details) - Dec. 31, 2021	$ / shares	Total	Y
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (usd per share)	$ 8.21
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		11.50
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		1.26
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reverse Recapitalization, Contingent Consideration, Measurement Input		0.97
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reverse Recapitalization, Contingent Consideration, Measurement Input		1.12
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		33
Reverse Recapitalization, Contingent Consideration, Measurement Input		67.5
Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0	4.9
Reverse Recapitalization, Contingent Consideration, Measurement Input		0
Expected term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reverse Recapitalization, Contingent Consideration, Measurement Input		3
Expected term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reverse Recapitalization, Contingent Consideration, Measurement Input		4